SCHEDULED OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - DT Cloud Star Acquisition Corp [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfOrdinarySharesSubjectToPossibleRedemptionLineItem [Line Items]
Gross proceeds from Public Shares	$ 69,000,000	$ 69,000,000
Proceeds allocated to public rights	(6,900,000)	(6,900,000)
Allocation of offering costs related to ordinary shares	(1,958,237)	(1,958,237)
Redeem the redeemable ordinary shares held by Shareholder	(55,413,505)	(55,413,505)
Accretion of carrying value to redemption value	8,858,237	8,858,237
Subsequent measurement of ordinary shares subject to possible redemption (Interest earned in Trust Account)	4,459,583
Subsequent measurement of ordinary shares subject to possible redemption (additional funding for business combination extension)	375,000	150,000
Ordinary shares subject to possible redemption (plus any interest earned in the Trust Account)	18,421,078	17,876,466	$ 70,456,287
Redeem the redeemable ordinary shares held by Shareholder	$ (55,413,505)	(55,413,505)
Subsequent measurement of ordinary shares subject to possible redemption (interest earned in Trust Account)		$ 4,139,971